Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.	Subsequent Events

(a)
On January 8, 2014, the Company entered into a memorandum of agreement to acquire one LPG carrier under construction, which is scheduled to be delivered in the first quarter of 2015. The total consideration payable for this vessel amounts to JPY1,600,000,000 (approx. $15,206,235 based upon the USD/JPY exchange rate of $1.00/JPY 105.22). The Company paid advances of JPY400,000,000 ($3,844,508) during the first quarter of 2014.

(b)
On January 27, 2014, the Company signed a commitment letter with a bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate committed term loan is up to $22,750,000 and will be drawn down in two tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty four consecutive quarterly installments plus a balloon payment payable together with the last installment.

(c)
On January 29, 2014, the Company signed a commitment letter with a bank to partially finance the acquisition of one LPG carrier on its delivery. The aggregate committed term loan is up to $13,325,000 and will be drawn down in one tranche upon the delivery of the vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty four consecutive quarterly installments plus a balloon payment payable together with the last installment.

(d)
On January 31, 2014, the Company signed a commitment letter with a bank to partially finance the acquisition of one LPG carrier on its delivery and to refinance the existing term loan dated June 25, 2009. The aggregate committed term loan is up to $30,000,000 and will be drawn down in three tranches. The two tranches will be drawn down within 15 days of the signing date of the facility agreement and the third tranche will be drawn down upon the delivery of the vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty four consecutive quarterly installments plus a balloon payment payable together with the last installment. On April 25, 2014, an amount of $14,201,294 was drawn down of which $1,335,000 is payable in 2014.

(e)
On February 14, 2014, the Company completed a registered offering of 3,398,558 shares of common stock, par value of $0.01, for $9.71 per share. The gross proceeds from the offering amounted to $32,999,998, while the net proceeds after the underwriters’ discounts and commissions amounted to $32,174,998.

(f)
On March 5, 2014, the Company signed a commitment letter with a bank to refinance the existing term loan dated February 18, 2009. The aggregate committed term loan is up to $20,400,000 and will be drawn down in one tranche at the signing date of the facility agreement. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty four consecutive quarterly installments plus a balloon payment payable together with the last installment. On April 14,2014, an amount of $19,845,013 was drawn down of which $1,100,000 is payable in 2014.

(g)
On March 24, 2014, the Company entered into a term loan with a bank institution to partially finance the acquisition of three LPG carriers under construction, in an amount up to $52,500,000. The term loan will be drawn down in three tranches upon the delivery of each vessel and the first tranche amounting to $17,150,000 was drawn down on March 31, 2014.

(h)	On March 28, 2014, the Company paid the delivery installment amounting to $18,750,000 and took delivery of the vessel “Eco Stream”.

(i)
On April 1, 2014, the Company signed contract with a Japanese shipbuilding yard for the construction of one LPG carrier at a contract price of JPY2,310,000,000 (approx. $22,420,654 based upon the USD/JPY exchange rate of $1.00/JPY 103.03). The vessel is scheduled to be delivered in the third quarter of 2015. The Company paid advance of JPY231,000,000 ($2,277,882) during the second quarter of 2014.